COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property Subject to Operating Lease [Member]
Schedule of supplemental information related to leases

	Three Months Ended March 31,
	2025	2024
Lease cost:
Operating lease cost	$195,409	$195,410
Short-term lease cost	$5,303	$4,296

Other information:
Operating cash outflow used for operating leases	$199,224	$194,367
Weighted average discount rate	9.0%	9.0%
Weighted average remaining lease term	7.25 years	8.3 years

	Year Ended December 31,
	2024	2023
Lease cost:
Operating lease cost	$781,638	$781,638
Short-term lease cost	$21,909	$63,770

Other information:
Operating cash outflow used for operating leases	$779,087	$696,869
Weighted average discount rate	9.0%	9.0%
Weighted average remaining lease term	7.5 years	8.5 years

Schedule of future minimum lease payments due under the operating lease

Amount
Calendar year:
2025	$599,332
2026	818,518
2027	838,984
2028	859,856
Thereafter	3,183,571
Total undiscounted future minimum lease payments	6,300,261
Less: Impact of discounting	(1,729,619)
Total present value of operating lease obligations	4,570,642
Current portion	(803,536)
Operating lease obligations, less current portion	$3,767,106

Amount
Calendar year:
2025	$798,556
2026	818,518
2027	838,984
2028	859,856
Thereafter	3,183,571
Total undiscounted future minimum lease payments	6,499,485
Less: Impact of discounting	(1,833,887)
Total present value of operating lease obligation	4,665,598
Current portion	(798,556)
Operating lease obligation, less current portion	$3,867,042

Master Lease Agreement [Member]
Schedule of supplemental information related to leases

	Three Months Ended March 31,
	2025	2024
Lease cost:
Master Lease Agreement cost	$121,013	$—
Short-term lease liability	$487,695	$—

Other information:
Operating cash outflow used for operating leases	$11,700	$—
Weighted average discount rate	8.63%	—
Weighted average remaining lease term	5.17 years	—

	Year Ended December 31,
	2024	2023
Lease cost:
Master Lease Agreement cost	$3,900	$—
Short-term lease cost	$367,451	$—

Other information:
Operating cash outflow used for operating leases	$3,900	$—
Weighted average discount rate	8.63%	—
Weighted average remaining lease term	5.4 years	—

Schedule of future minimum lease payments due under the operating lease

Amount
Calendar year:
2025	$355,751
2026	527,777
2027	527,777
2028	527,777
Thereafter	703,702
Total undiscounted future minimum lease payments	2,642,784
Less: Impact of discounting	(517,049)
Total present value of MLA obligation	2,125,735
Current portion	(487,695)
MLA, less current portion	$1,638,040

Amount
Calendar year:
2025	$367,451
2026	527,777
2027	527,777
2028	527,777
Thereafter	703,702
Total undiscounted future minimum lease payments	2,654,484
Less: Impact of discounting	(562,429)
Total present value of MLA obligation	2,092,057
Current portion	(367,451)
MLA, less current portion	$1,724,604